Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of Components of Inventories	The components of inventories were as follows:
	As of June 30,
	2023	2022
	$	$
Raw materials	4,167,531	7,447,022
Work in progress	518,352	976,246
Finished goods	1,606,296	2,052,148
Total inventories, gross	6,292,179	10,475,416
Inventories impairment	(732,897)	(655,783)
Total inventories, net	5,559,282	9,819,633

Schedule of Inventories Impairment Consists	Inventories impairment consists of the following:
	As of June 30,
	2023	2022
	$	$
Beginning balance	(655,783)	(613,831)
Addition	(133,218)	(71,143)
Write-offs	-	(4,470)
Foreign currency exchange effect	56,104	33,661
Ending balance	(732,897)	(655,783)